Subsequent Events (Details) - Subsequent Event $ in Millions	Jan. 29, 2021 USD ($) shares
Subsequent Event [Line Items]
Gross proceeds from business combination arrangement	$ 475.0
Proceeds from private placement of common stock	$ 375.0
Number of shares issued upon conversion | shares	3,242,336
Stockholders' Equity Note, Stock Split, Conversion Ratio	2.1504